Inventories (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 86,157	$ 41,914	$ 38,963
Work in process	131,878	233,242	107,273
Finished goods	857,098	782,428	865,987
Inventory, Gross	1,075,133	1,057,584	1,012,223
Less: reserve for obsolete inventory
Inventory, Net	$ 1,075,133	$ 1,057,584	$ 1,012,223